Share-based payments charge - Outstanding and exercisable share options by scheme (Details)	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	14,179,196	8,752,114	7,527,458
Exercisable (in shares) | shares	5,766,277	3,542,884
Exercise price, outstanding (per share) | £ / shares	£ 1.15	£ 1.53	£ 1.53
Exercise price, exercisable (per share) | £ / shares	£ 1.60	£ 1.66
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	13,965,212
Exercisable (in shares) | shares	5,552,293
Exercise price, outstanding (per share) | £ / shares	£ 1.12
Exercise price, exercisable (per share) | £ / shares	£ 1.55
EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	213,984
Exercisable (in shares) | shares	213,984
Exercise price, outstanding (per share) | £ / shares	£ 3.06
Exercise price, exercisable (per share) | £ / shares	£ 3.06
Unapproved And EMI Share Option Schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	14,179,196
Exercisable (in shares) | shares	5,766,277
Exercise price, outstanding (per share) | £ / shares	£ 1.15
Exercise price, exercisable (per share) | £ / shares	£ 1.61